Cash and cash equivalents and short-term investments (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Investments
Cost basis	€ 930,005
Unrealized Gains
Unrealized Losses
Recorded Basis	930,005
Deposits [Member]
Short-term Investments
Cost basis	650,017
Unrealized Gains
Unrealized Losses
Recorded Basis	650,017
Dutch Treasury Certificates [Member]
Short-term Investments
Cost basis	279,988
Unrealized Gains
Unrealized Losses
Recorded Basis	€ 279,988